Income taxes - Components of Tax Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Current tax
Tax expense for current year	$ 4,829	$ 4,074
Adjustments for prior years	298	851
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(4)	(100)
Current tax expense income after adjustments	5,123	4,825
Deferred tax
Origination and reversal of temporary difference	(1,118)	(1,308)
Effects of changes in tax rates		(47)
Adjustments for prior years	(383)	125
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period, net		(24)
Deferred tax expense income after adjustments	(1,501)	(1,254)
Income taxes (recoveries)	3,622	3,571
Other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	302	(10)
Provision for credit losses recognized in income	(3)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(39)	(39)
Unrealized foreign currency translation gains (losses)	(11)	20
Net foreign currency translation gains (losses) from hedging activities	(195)	(306)
Reclassification of losses (gains) on net investment hedging activities to income		45
Net gains (losses) on derivatives designated as cash flow hedges	105	190
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(309)	59
Remeasurement gains(losses) on employee benefit plans	202	(68)
Net gains (losses) from fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	(399)	(222)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	43	24
Share-based compensation awards	(12)	2
Distributions on other equity instruments and issuance costs	(69)	(59)
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity	(385)	(364)
Total income taxes	$ 3,237	$ 3,207